First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.5%
	Aerospace & Defense — 2.2%
36,730	Boeing (The) Co. (a)	$7,927,436
14,244	Curtiss-Wright Corp.	7,733,638
26,754	General Electric Co.	8,048,138
99,763	Leonardo DRS, Inc.	4,529,240
3,386	Lockheed Martin Corp.	1,690,325
37,027	RTX Corp.	6,195,728
		36,124,505
	Air Freight & Logistics — 0.6%
110,508	United Parcel Service, Inc., Class B	9,230,733
	Automobiles — 2.2%
14,609	Ferrari N.V.	7,088,579
66,621	Tesla, Inc. (a) (b)	29,627,691
		36,716,270
	Banks — 4.9%
317,035	Banco Santander S.A., ADR	3,322,527
170,052	Bank of America Corp.	8,772,983
79,450	BankUnited, Inc.	3,031,812
96,384	Citigroup, Inc.	9,782,976
114,779	CVB Financial Corp.	2,170,471
43,782	East West Bancorp, Inc.	4,660,594
181,704	ING Groep N.V., ADR	4,738,840
83,271	JPMorgan Chase & Co. (b)	26,266,171
82,284	Simmons First National Corp., Class A	1,577,384
55,209	Toronto-Dominion Bank (The)	4,413,960
37,809	UMB Financial Corp.	4,474,695
93,922	Wells Fargo & Co.	7,872,542
		81,084,955
	Beverages — 1.8%
108,717	Coca-Cola (The) Co.	7,210,112
183,952	Coca-Cola Europacific Partners PLC (b)	16,631,100
37,380	PepsiCo, Inc.	5,249,647
		29,090,859
	Biotechnology — 1.8%
74,399	AbbVie, Inc. (b)	17,226,345
5,546	Amgen, Inc.	1,565,081
68,073	Gilead Sciences, Inc.	7,556,103
50,851	Ionis Pharmaceuticals, Inc. (a)	3,326,672
		29,674,201
	Broadline Retail — 3.2%
230,189	Amazon.com, Inc. (a) (b)	50,542,599
1,118	MercadoLibre, Inc. (a)	2,612,699
		53,155,298
	Capital Markets — 2.9%
28,535	Ares Management Corp., Class A	4,562,461
3,118	Blackrock, Inc.	3,635,183
9,982	Blackstone, Inc.	1,705,425
52,863	Charles Schwab (The) Corp.	5,046,830
18,554	CME Group, Inc.	5,013,105

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
75,630	Deutsche Bank AG	$2,678,058
8,519	Goldman Sachs Group (The), Inc.	6,784,106
26,525	Houlihan Lokey, Inc.	5,446,113
13,000	Morgan Stanley	2,066,480
40,188	Robinhood Markets, Inc., Class A (a)	5,754,118
9,335	S&P Global, Inc.	4,543,438
		47,235,317
	Chemicals — 0.9%
10,083	Air Products and Chemicals, Inc.	2,749,836
180,534	Huntsman Corp.	1,621,195
13,623	Linde PLC	6,470,925
4,365	NewMarket Corp.	3,615,137
		14,457,093
	Commercial Services & Supplies — 0.2%
102,311	OPENLANE, Inc. (a)	2,944,511
	Communications Equipment — 1.2%
18,325	Ciena Corp. (a)	2,669,403
215,556	Cisco Systems, Inc.	14,748,341
4,654	Motorola Solutions, Inc.	2,128,228
		19,545,972
	Construction & Engineering — 1.0%
141,749	API Group Corp. (a)	4,871,913
14,052	Construction Partners, Inc., Class A (a)	1,784,604
11,658	MYR Group, Inc. (a)	2,425,214
20,998	Sterling Infrastructure, Inc. (a)	7,132,601
		16,214,332
	Construction Materials — 0.2%
11,216	Eagle Materials, Inc.	2,613,777
	Consumer Finance — 0.6%
8,662	American Express Co.	2,877,170
278,553	SLM Corp.	7,710,347
		10,587,517
	Consumer Staples Distribution & Retail — 2.4%
12,578	Costco Wholesale Corp.	11,642,574
36,711	Performance Food Group Co. (a)	3,819,413
46,060	Sprouts Farmers Market, Inc. (a)	5,011,328
86,065	US Foods Holding Corp. (a)	6,594,300
121,628	Walmart, Inc.	12,534,982
		39,602,597
	Diversified Consumer Services — 0.3%
25,149	Grand Canyon Education, Inc. (a)	5,520,708
	Diversified Telecommunication Services — 0.9%
231,529	AT&T, Inc.	6,538,379
51,611	Cogent Communications Holdings, Inc.	1,979,282
124,999	Verizon Communications, Inc.	5,493,706
		14,011,367
	Electric Utilities — 1.4%
37,770	Duke Energy Corp.	4,674,038

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
68,701	IDACORP, Inc.	$9,078,837
42,941	MGE Energy, Inc.	3,614,773
21,319	NextEra Energy, Inc.	1,609,371
30,110	Southern (The) Co.	2,853,525
23,573	Xcel Energy, Inc.	1,901,162
		23,731,706
	Electrical Equipment — 0.4%
6,990	GE Vernova, Inc.	4,298,151
34,488	NEXTracker, Inc., Class A (a)	2,551,767
		6,849,918
	Electronic Equipment, Instruments & Components — 0.6%
20,978	Advanced Energy Industries, Inc.	3,569,197
14,020	Celestica, Inc. (a)	3,454,247
10,690	OSI Systems, Inc. (a)	2,664,376
		9,687,820
	Energy Equipment & Services — 0.3%
140,893	TechnipFMC PLC	5,558,229
	Entertainment — 1.9%
18,467	NetEase, Inc., ADR	2,806,800
13,950	Netflix, Inc. (a) (b)	16,724,934
22,837	ROBLOX Corp., Class A (a)	3,163,381
8,160	Spotify Technology S.A. (a)	5,695,680
10,044	TKO Group Holdings, Inc.	2,028,486
		30,419,281
	Financial Services — 3.6%
24,641	Berkshire Hathaway, Inc., Class B (a)	12,388,016
116,128	Jackson Financial, Inc., Class A	11,755,637
28,670	Mastercard, Inc., Class A (b)	16,307,783
47,370	Visa, Inc., Class A (b)	16,171,171
304,730	Western Union (The) Co.	2,434,793
		59,057,400
	Food Products — 1.1%
83,220	Cal-Maine Foods, Inc.	7,831,002
43,416	Ingredion, Inc.	5,301,528
114,627	Pilgrim’s Pride Corp.	4,667,611
		17,800,141
	Ground Transportation — 0.6%
66,300	Uber Technologies, Inc. (a)	6,495,411
11,532	Union Pacific Corp.	2,725,819
		9,221,230
	Health Care Equipment & Supplies — 1.3%
37,820	Abbott Laboratories	5,065,611
80,175	Boston Scientific Corp. (a)	7,827,485
12,792	iRhythm Technologies, Inc. (a)	2,200,096
69,328	Medtronic PLC	6,602,799
		21,695,991
	Health Care Providers & Services — 1.2%
54,116	Encompass Health Corp.	6,873,814

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
81,001	Progyny, Inc. (a)	$1,743,141
16,993	Tenet Healthcare Corp. (a)	3,450,259
22,633	UnitedHealth Group, Inc.	7,815,175
		19,882,389
	Health Care REITs — 0.3%
22,020	National Health Investors, Inc.	1,750,590
159,580	Sabra Health Care REIT, Inc.	2,974,571
		4,725,161
	Health Care Technology — 0.4%
19,581	Veeva Systems, Inc., Class A (a)	5,833,376
	Hotels, Restaurants & Leisure — 0.6%
1,098	Booking Holdings, Inc.	5,928,399
10,635	McDonald’s Corp.	3,231,870
		9,160,269
	Household Durables — 0.5%
162,877	Sony Group Corp., ADR	4,689,229
20,369	Toll Brothers, Inc.	2,813,773
		7,503,002
	Household Products — 0.2%
26,046	Procter & Gamble (The) Co.	4,001,968
	Independent Power and Renewable Electricity Producers — 0.9%
73,041	Vistra Corp.	14,310,193
	Industrial Conglomerates — 0.6%
47,761	Honeywell International, Inc.	10,053,690
	Industrial REITs — 0.2%
35,014	Prologis, Inc.	4,009,803
	Insurance — 0.8%
18,821	American Financial Group, Inc.	2,742,596
66,087	CNA Financial Corp.	3,070,402
76,932	Fidelity National Financial, Inc.	4,653,617
5,773	Kinsale Capital Group, Inc.	2,455,026
32,579	Sony Financial Group, Inc., ADR (a) (c) (d)	120,542
		13,042,183
	Interactive Media & Services — 6.9%
148,088	Alphabet, Inc., Class A (b)	36,000,193
116,519	Alphabet, Inc., Class C (b)	28,378,202
67,170	Meta Platforms, Inc., Class A (b)	49,328,305
		113,706,700
	IT Services — 0.9%
17,579	Accenture PLC, Class A	4,334,981
19,138	Cloudflare, Inc., Class A (a)	4,106,823
23,473	International Business Machines Corp.	6,623,142
		15,064,946
	Life Sciences Tools & Services — 0.2%
81,000	QIAGEN N.V.	3,619,080
	Machinery — 1.7%
47,140	Allison Transmission Holdings, Inc.	4,001,243

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
10,805	Caterpillar, Inc.	$5,155,606
42,887	Graco, Inc.	3,643,679
18,050	Illinois Tool Works, Inc.	4,706,718
24,232	ITT, Inc.	4,331,712
22,725	PACCAR, Inc.	2,234,322
10,952	Watts Water Technologies, Inc., Class A	3,058,675
		27,131,955
	Media — 0.1%
46,676	Comcast Corp., Class A	1,466,560
	Metals & Mining — 1.2%
63,275	Alamos Gold, Inc., Class A	2,205,767
64,995	Anglogold Ashanti PLC	4,571,098
52,799	BHP Group Ltd., ADR	2,943,544
81,017	Gold Fields Ltd., ADR	3,399,473
25,349	Rio Tinto PLC, ADR	1,673,288
25,968	Southern Copper Corp.	3,151,476
154,253	Vale S.A., ADR	1,675,188
		19,619,834
	Mortgage REITs — 0.5%
162,067	AGNC Investment Corp.	1,586,636
212,267	Annaly Capital Management, Inc.	4,289,916
104,133	ARMOUR Residential REIT, Inc.	1,555,747
		7,432,299
	Multi-Utilities — 0.2%
26,107	Dominion Energy, Inc.	1,596,965
14,423	WEC Energy Group, Inc.	1,652,732
		3,249,697
	Office REITs — 0.7%
60,899	Kilroy Realty Corp.	2,572,983
147,727	SL Green Realty Corp.	8,835,552
		11,408,535
	Oil, Gas & Consumable Fuels — 3.0%
331,829	Antero Midstream Corp.	6,450,756
59,819	Chevron Corp.	9,289,292
174,196	DHT Holdings, Inc.	2,081,642
50,080	DT Midstream, Inc.	5,662,045
121,900	Exxon Mobil Corp.	13,744,225
134,424	Hess Midstream, L.P., Class A (e)	4,644,349
102,999	HF Sinclair Corp.	5,390,968
20,899	ONEOK, Inc.	1,525,000
		48,788,277
	Personal Care Products — 0.5%
137,193	Unilever PLC, ADR (b)	8,132,801
	Pharmaceuticals — 3.0%
53,593	Bristol-Myers Squibb Co.	2,417,044
6,553	Eli Lilly & Co. (b)	4,999,939
77,314	Johnson & Johnson	14,335,562
56,255	Merck & Co., Inc.	4,721,482

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
75,997	Novartis AG, ADR	$9,745,855
253,239	Pfizer, Inc.	6,452,530
181,849	Royalty Pharma PLC, Class A	6,415,633
		49,088,045
	Professional Services — 0.3%
15,360	Automatic Data Processing, Inc.	4,508,160
	Retail REITs — 0.4%
81,433	Realty Income Corp.	4,950,312
9,609	Simon Property Group, Inc.	1,803,321
		6,753,633
	Semiconductors & Semiconductor Equipment — 12.2%
19,439	Advanced Micro Devices, Inc. (a)	3,145,036
54,104	Allegro MicroSystems, Inc. (a)	1,579,837
11,388	Applied Materials, Inc.	2,331,579
7,750	ASML Holding N.V.	7,502,697
133,381	Broadcom, Inc. (b)	44,003,726
13,494	Cirrus Logic, Inc. (a)	1,690,663
618,943	NVIDIA Corp. (b)	115,482,385
9,842	QUALCOMM, Inc.	1,637,315
100,895	SolarEdge Technologies, Inc. (a)	3,733,115
86,533	STMicroelectronics N.V.	2,445,423
13,048	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,644,176
64,536	Texas Instruments, Inc.	11,857,199
		199,053,151
	Software — 11.0%
42,535	Commvault Systems, Inc. (a)	8,029,758
34,843	InterDigital, Inc.	12,028,849
8,444	Intuit, Inc.	5,766,492
214,839	Microsoft Corp. (b)	111,275,860
65,211	Nebius Group N.V. (a)	7,321,239
42,372	Oracle Corp.	11,916,701
88,960	Palantir Technologies, Inc., Class A (a)	16,228,083
23,196	Rubrik, Inc., Class A (a)	1,907,871
6,681	Salesforce, Inc.	1,583,397
5,104	ServiceNow, Inc. (a)	4,697,109
		180,755,359
	Specialized REITs — 0.4%
35,549	American Tower Corp.	6,836,784
	Specialty Retail — 2.0%
147,405	Gap (The), Inc.	3,152,993
28,359	Home Depot (The), Inc. (b)	11,490,783
16,262	Lowe’s Cos., Inc.	4,086,803
90,054	National Vision Holdings, Inc. (a)	2,628,676
38,576	TJX (The) Cos., Inc.	5,575,775
72,681	Urban Outfitters, Inc. (a)	5,191,604
		32,126,634
	Technology Hardware, Storage & Peripherals — 6.8%
401,627	Apple, Inc. (b)	102,266,283

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
33,180	Dell Technologies, Inc., Class C	$4,703,928
49,565	Pure Storage, Inc., Class A (a)	4,154,043
		111,124,254
	Tobacco — 1.6%
196,825	Altria Group, Inc.	13,002,260
131,368	British American Tobacco PLC, ADR	6,973,013
42,513	Philip Morris International, Inc.	6,895,609
		26,870,882
	Trading Companies & Distributors — 0.3%
29,249	AerCap Holdings N.V.	3,539,129
7,986	Ferguson Enterprises, Inc.	1,793,496
		5,332,625
	Wireless Telecommunication Services — 0.4%
95,074	America Movil S.A.B. de C.V., ADR	1,996,554
18,548	T-Mobile US, Inc.	4,440,020
		6,436,574
	Total Common Stocks	1,612,860,547
	(Cost $1,234,439,664)
MONEY MARKET FUNDS — 2.4%
38,690,984	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (f)	38,690,984
	(Cost $38,690,984)
	Total Investments — 100.9%	1,651,551,531
	(Cost $1,273,130,648)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.1)%
	Call Options Written — (1.1)%
(200)	S&P 500® Index	$(133,769,200)	$6,525.00	10/17/25	(3,840,000)
(180)	S&P 500® Index	(120,392,280)	6,650.00	10/17/25	(1,836,000)
(180)	S&P 500® Index	(120,392,280)	6,675.00	10/17/25	(1,533,240)
(360)	S&P 500® Index	(240,784,560)	6,700.00	10/17/25	(2,187,000)
(180)	S&P 500® Index	(120,392,280)	6,725.00	10/17/25	(988,200)
(180)	S&P 500® Index	(120,392,280)	6,700.00	11/21/25	(2,410,200)
(200)	S&P 500® Index	(133,769,200)	6,750.00	11/21/25	(2,232,000)
(200)	S&P 500® Index	(133,769,200)	6,775.00	11/21/25	(2,054,000)
	Total Written Options				(17,080,640)
	(Premiums received $14,218,738)
	Net Other Assets and Liabilities — 0.2%				2,567,892
	Net Assets — 100.0%				$1,637,038,783

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At September 30, 2025, the value of these securities amounts to $294,517,417.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
(d)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
September 30, 2025, securities noted as such are valued at $120,542 or 0.0% of net assets.

(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Insurance	$13,042,183	$12,921,641	$120,542	$—
Other Industry Categories*	1,599,818,364	1,599,818,364	—	—
Money Market Funds	38,690,984	38,690,984	—	—
Total Investments	$1,651,551,531	$1,651,430,989	$120,542	$—

LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,080,640)	$(17,080,640)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.5%
	Aerospace & Defense — 1.1%
2,552	Axon Enterprise, Inc. (a)	$1,831,417
8,713	General Electric Co.	2,621,045
12,508	Woodward, Inc.	3,160,897
		7,613,359
	Automobiles — 4.1%
5,045	Ferrari N.V.	2,447,935
60,283	Tesla, Inc. (a) (b)	26,809,056
		29,256,991
	Banks — 0.8%
15,891	East West Bancorp, Inc.	1,691,597
14,979	Fifth Third Bancorp	667,314
38,405	Huntington Bancshares, Inc.	663,254
12,580	Pinnacle Financial Partners, Inc.	1,179,878
10,413	UMB Financial Corp.	1,232,379
		5,434,422
	Beverages — 1.2%
36,363	Celsius Holdings, Inc. (a)	2,090,509
8,730	Coca-Cola Consolidated, Inc.	1,022,807
11,222	National Beverage Corp. (a)	414,316
35,079	PepsiCo, Inc.	4,926,495
		8,454,127
	Biotechnology — 3.5%
37,378	AbbVie, Inc. (b)	8,654,502
1,501	Alnylam Pharmaceuticals, Inc. (a)	684,456
10,724	Amgen, Inc.	3,026,313
1,534	Argenx SE, ADR (a)	1,131,417
11,639	BioMarin Pharmaceutical, Inc. (a)	630,368
65,852	Genmab A/S, ADR (a)	2,019,681
8,095	Gilead Sciences, Inc.	898,545
35,259	Incyte Corp. (a)	2,990,316
15,923	Ionis Pharmaceuticals, Inc. (a)	1,041,683
19,672	Legend Biotech Corp., ADR (a)	641,504
8,753	Natera, Inc. (a)	1,408,970
6,357	Neurocrine Biosciences, Inc. (a)	892,396
1,755	Vertex Pharmaceuticals, Inc. (a)	687,328
		24,707,479
	Broadline Retail — 4.8%
126,987	Amazon.com, Inc. (a) (b)	27,882,536
25,933	eBay, Inc.	2,358,606
629	MercadoLibre, Inc. (a)	1,469,935
9,333	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,198,357
13,465	PDD Holdings, Inc., ADR (a)	1,779,669
		34,689,103
	Building Products — 0.2%
15,820	UFP Industries, Inc.	1,479,012
	Capital Markets — 3.7%
196,519	BGC Group, Inc., Class A	1,859,070
10,513	Carlyle Group (The), Inc.	659,165

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
22,227	CME Group, Inc. (b)	$6,005,513
26,407	Nasdaq, Inc.	2,335,699
10,280	Northern Trust Corp.	1,383,688
44,174	Robinhood Markets, Inc., Class A (a)	6,324,833
9,238	S&P Global, Inc.	4,496,227
14,960	SEI Investments Co.	1,269,356
22,337	T. Rowe Price Group, Inc.	2,292,670
		26,626,221
	Chemicals — 1.3%
9,977	Balchem Corp.	1,497,149
16,590	Linde PLC (b)	7,880,250
		9,377,399
	Commercial Services & Supplies — 0.1%
18,514	Tetra Tech, Inc.	617,997
	Communications Equipment — 1.9%
175,189	Cisco Systems, Inc. (b)	11,986,431
5,756	F5, Inc. (a)	1,860,282
		13,846,713
	Consumer Finance — 0.4%
6,525	American Express Co.	2,167,344
7,495	Kaspi.KZ JSC, ADR	612,192
		2,779,536
	Consumer Staples Distribution & Retail — 4.1%
5,740	Casey’s General Stores, Inc.	3,244,937
17,844	Costco Wholesale Corp. (b)	16,516,942
11,418	Dollar Tree, Inc. (a)	1,077,516
24,646	Maplebear, Inc. (a)	905,987
5,134	Sprouts Farmers Market, Inc. (a)	558,579
66,596	Walmart, Inc. (b)	6,863,384
		29,167,345
	Diversified Consumer Services — 0.4%
9,506	Duolingo, Inc. (a)	3,059,411
	Electric Utilities — 1.1%
48,629	Alliant Energy Corp.	3,278,081
5,528	Duke Energy Corp.	684,090
25,483	Evergy, Inc.	1,937,218
9,357	MGE Energy, Inc.	787,672
10,938	Southern (The) Co.	1,036,594
		7,723,655
	Electrical Equipment — 0.6%
74,047	Array Technologies, Inc. (a)	603,483
3,592	GE Vernova, Inc.	2,208,721
21,088	NANO Nuclear Energy, Inc. (a)	813,153
10,097	NEXTracker, Inc., Class A (a)	747,077
		4,372,434
	Electronic Equipment, Instruments & Components — 1.2%
4,356	Advanced Energy Industries, Inc.	741,130
27,681	Flex Ltd. (a)	1,604,668

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
6,547	Itron, Inc. (a)	$815,494
7,618	Littelfuse, Inc.	1,973,138
14,903	Trimble, Inc. (a)	1,216,830
6,997	Zebra Technologies Corp., Class A (a)	2,079,228
		8,430,488
	Energy Equipment & Services — 0.1%
10,793	Weatherford International PLC	738,565
	Entertainment — 3.4%
10,915	Liberty Media Corp.-Liberty Formula One, Class C (a)	1,140,072
17,124	NetEase, Inc., ADR	2,602,677
16,933	Netflix, Inc. (a) (b)	20,301,312
		24,044,061
	Financial Services — 0.4%
7,701	Visa, Inc., Class A (b)	2,628,967
	Food Products — 0.1%
34,154	Smithfield Foods, Inc.	801,936
	Ground Transportation — 0.3%
7,501	J.B. Hunt Transport Services, Inc.	1,006,409
57,849	Lyft, Inc., Class A (a)	1,273,257
		2,279,666
	Health Care Equipment & Supplies — 0.5%
18,383	Hologic, Inc. (a)	1,240,668
4,456	Insulet Corp. (a)	1,375,701
3,378	ResMed, Inc.	924,660
		3,541,029
	Health Care Providers & Services — 0.3%
5,304	CorVel Corp. (a)	410,635
29,935	Guardant Health, Inc. (a)	1,870,339
		2,280,974
	Health Care Technology — 0.1%
3,463	Veeva Systems, Inc., Class A (a)	1,031,662
	Hotels, Restaurants & Leisure — 0.7%
488	Booking Holdings, Inc.	2,634,844
7,689	Expedia Group, Inc.	1,643,523
7,317	Light & Wonder, Inc. (a)	614,189
		4,892,556
	Household Durables — 0.1%
1,311	Cavco Industries, Inc. (a)	761,337
	Independent Power and Renewable Electricity Producers — 0.4%
6,397	Talen Energy Corp. (a)	2,721,156
	Industrial Conglomerates — 0.1%
3,074	Honeywell International, Inc.	647,077
40,530	Icahn Enterprises, L.P. (c)	341,263
		988,340
	Insurance — 0.5%
7,432	Arch Capital Group Ltd.	674,306

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
3,033	Progressive (The) Corp.	$748,999
6,742	Willis Towers Watson PLC	2,329,024
		3,752,329
	Interactive Media & Services — 8.5%
64,000	Alphabet, Inc., Class A (b)	15,558,400
63,844	Alphabet, Inc., Class C (b)	15,549,206
40,718	Meta Platforms, Inc., Class A (b)	29,902,485
		61,010,091
	IT Services — 0.8%
17,972	Amdocs Ltd.	1,474,602
26,703	Shopify, Inc., Class A (a)	3,968,333
		5,442,935
	Life Sciences Tools & Services — 0.7%
28,898	Bio-Techne Corp.	1,607,596
25,382	Illumina, Inc. (a)	2,410,528
1,444	Medpace Holdings, Inc. (a)	742,447
		4,760,571
	Machinery — 1.2%
7,523	Caterpillar, Inc.	3,589,599
9,305	Lincoln Electric Holdings, Inc.	2,194,398
5,723	Nordson Corp.	1,298,835
1,425	Parker-Hannifin Corp.	1,080,364
14,223	Symbotic, Inc. (a)	766,620
		8,929,816
	Metals & Mining — 0.2%
5,399	Royal Gold, Inc.	1,082,931
5,144	Steel Dynamics, Inc.	717,228
		1,800,159
	Oil, Gas & Consumable Fuels — 1.8%
71,849	BP PLC, ADR	2,475,917
20,034	Cheniere Energy, Inc.	4,707,589
21,513	MPLX, L.P. (c)	1,074,574
110,559	Plains GP Holdings, L.P., Class A (c) (d)	2,016,596
18,401	Shell PLC, ADR	1,316,224
26,332	TotalEnergies SE, ADR	1,571,757
		13,162,657
	Passenger Airlines — 0.3%
33,550	Ryanair Holdings PLC, ADR	2,020,381
	Pharmaceuticals — 0.3%
56,713	Royalty Pharma PLC, Class A	2,000,835
	Professional Services — 0.4%
4,962	Automatic Data Processing, Inc.	1,456,347
15,186	SS&C Technologies Holdings, Inc.	1,347,909
		2,804,256
	Real Estate Management & Development — 0.1%
3,391	FirstService Corp.	645,952

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Retail REITs — 0.3%
32,896	Regency Centers Corp.	$2,398,118
	Semiconductors & Semiconductor Equipment — 18.8%
142,443	Advanced Micro Devices, Inc. (a)	23,045,853
27,850	Amkor Technology, Inc.	790,940
5,683	Applied Materials, Inc.	1,163,537
8,005	Astera Labs, Inc. (a)	1,567,379
85,787	Broadcom, Inc. (b)	28,301,989
14,522	Cirrus Logic, Inc. (a)	1,819,461
16,347	Diodes, Inc. (a)	869,824
3,536	First Solar, Inc. (a)	779,794
769	KLA Corp.	829,443
18,150	Kulicke & Soffa Industries, Inc.	737,616
7,501	Lam Research Corp.	1,004,384
5,236	MACOM Technology Solutions Holdings, Inc. (a)	651,830
7,709	MKS, Inc.	954,143
3,859	Monolithic Power Systems, Inc.	3,552,750
292,403	NVIDIA Corp. (b)	54,556,552
16,142	Qorvo, Inc. (a)	1,470,213
27,035	QUALCOMM, Inc.	4,497,543
32,150	Rambus, Inc. (a)	3,350,030
6,769	Silicon Laboratories, Inc. (a)	887,619
30,463	Skyworks Solutions, Inc.	2,345,042
21,012	SolarEdge Technologies, Inc. (a)	777,444
3,323	Texas Instruments, Inc.	610,535
		134,563,921
	Software — 15.6%
17,067	AppLovin Corp., Class A (a)	12,263,322
36,177	Bentley Systems, Inc., Class B	1,862,392
21,795	Check Point Software Technologies Ltd. (a) (b)	4,509,603
5,554	Commvault Systems, Inc. (a)	1,048,484
1,944	CrowdStrike Holdings, Inc., Class A (a)	953,299
4,590	CyberArk Software Ltd. (a)	2,217,659
6,850	Descartes Systems Group (The), Inc. (a)	645,476
9,181	Docusign, Inc. (a)	661,858
7,354	InterDigital, Inc.	2,538,821
9,453	Intuit, Inc. (b)	6,455,548
4,990	Manhattan Associates, Inc. (a)	1,022,850
100,469	Microsoft Corp. (b)	52,037,919
103,136	Palantir Technologies, Inc., Class A (a) (b)	18,814,069
5,301	Palo Alto Networks, Inc. (a)	1,079,390
12,268	PTC, Inc. (a)	2,490,649
5,040	Qualys, Inc. (a)	666,943
3,648	Tyler Technologies, Inc. (a)	1,908,488
8,501	Zoom Communications, Inc. (a)	701,333
		111,878,103
	Specialized REITs — 0.8%
7,267	American Tower Corp.	1,397,590
23,549	SBA Communications Corp.	4,553,199
		5,950,789

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 0.4%
7,978	Five Below, Inc. (a)	$1,234,197
10,902	Tractor Supply Co.	619,997
1,283	Ulta Beauty, Inc. (a)	701,480
		2,555,674
	Technology Hardware, Storage & Peripherals — 9.4%
222,910	Apple, Inc. (b)	56,759,573
40,378	NetApp, Inc.	4,783,178
20,610	Seagate Technology Holdings PLC	4,865,197
15,361	Super Micro Computer, Inc. (a)	736,406
		67,144,354
	Wireless Telecommunication Services — 1.4%
43,037	T-Mobile US, Inc. (b)	10,302,197
	Total Common Stocks	705,469,079
	(Cost $534,148,030)
MONEY MARKET FUNDS — 2.9%
20,519,003	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (e)	20,519,003
	(Cost $20,519,003)
	Total Investments — 101.4%	725,988,082
	(Cost $554,667,033)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (1.5)%
(35)	Nasdaq -100 Index®	$(86,379,965)	$24,100.00	10/17/25	(2,627,800)
(35)	Nasdaq -100 Index®	(86,379,965)	24,350.00	10/17/25	(1,953,525)
(33)	Nasdaq -100 Index®	(81,443,967)	24,500.00	10/17/25	(1,469,160)
(35)	Nasdaq -100 Index®	(86,379,965)	24,550.00	10/17/25	(1,363,600)
(35)	Nasdaq -100 Index®	(86,379,965)	24,700.00	10/17/25	(1,187,550)
(35)	Nasdaq -100 Index®	(86,379,965)	24,700.00	11/21/25	(2,512,475)
	Total Written Options				(11,114,110)
	(Premiums received $9,513,467)
	Net Other Assets and Liabilities — 0.1%				896,681
	Net Assets — 100.0%				$715,770,653

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At September 30, 2025, the value of these securities amounts to $217,028,850.
(c)	Security is a Master Limited Partnership.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$705,469,079	$705,469,079	$—	$—
Money Market Funds	20,519,003	20,519,003	—	—
Total Investments	$725,988,082	$725,988,082	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,114,110)	$(6,532,785)	$(4,581,325)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
September 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.